Pledged Assets and Debt	12 Months Ended
Dec. 31, 2018
Pledged Assets and Debt
Pledged Assets and Debt

Note 6. Pledged Assets and Debt

Concurrent with the execution and delivery of, and pursuant to, the Restructuring Agreement, on December 12, 2018, our Predecessor consummated a number of transactions contemplated thereby, which satisfied Predecessor’s obligation to execute a Deleveraging Transaction as required under the Victory Park Revolver and the SPV Indenture.

The Deleveraging Transaction was effected by way of an out‑of‑court strict foreclosure transaction, pursuant to which the Collateral Agent under the Existing Indentures, acting at the direction of certain beneficial holders holding more than 50% of the 2019 Notes and the beneficial holders of 100% of the 2020 Notes, exercised remedies whereby all right, title and interest in and to all of the assets of the Predecessor that constitute collateral with respect to the Existing Indentures, including the issued and outstanding equity interests in certain of the Predecessor’s direct subsidiaries, were transferred to CCF OpCo. CCF OpCo is an indirect wholly owned subsidiary of the Company.

As a result of the strict foreclosure, all obligations represented by the 2019 Notes and 2020 Notes were extinguished, and holders of the 2019 Notes and 2020 Notes received a pro rata share of $276,940 of the newly‑issued 10.750% PIK Notes due 2023.

Senior PIK notes payable at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
	Principal	Discount	Fair Value	Principal	Principal
Senior PIK notes, 10.750% interest payable in-kind, due December 2023	$276,940	$216,144	$60,796	$—	$—
	276,940	216,144	60,796	—	—
Less current maturities	—	—	—	—	—
Long-term portion	$276,940	$216,144	$60,796	$—	$—

As a result of the Restructuring and application of business combination accounting, all of the Company’s debt obligations were initially recognized at fair value at December 13, 2018. The Company has elected to apply the fair value option to the PIK Notes, which results in the notes being carried at fair value in the 2018 Successor period and future years. The Company elected the fair value option for the PIK Notes because the notes were initially recognized at a significant discount, all subsequent interest will be paid-in kind rather than in cash, and management expects it to be likely that the notes will be converted to equity upon maturity. For these reasons, management believes reporting the PIK Notes at fair value provides better information to the users of the Company’s financial statements. The fair value option was not elected for the Company’s other debt obligations because they do not have the same characteristics as the PIK Notes.

The fair value of the PIK Notes was determined using an approach that considered both a Black Scholes option price methodology and the intrinsic value of the notes on an “as-if-converted” basis.  This approach was selected because the PIK Notes are expected to be converted to equity upon redemption and the face value of the PIK Notes is greater than the enterprise value of the Company.  Significant assumptions used in the Black Scholes option price methodology include the following:

	December 12, 2018	December 31, 2018
Risk-free interest rate	1.76%	1.93%
Dividend yield	0.00%	0.00%
Expected volatility	150.00%	55.00%
Expected term (years)	1.00	5.00

 The risk-free interest rate is based on the yield on 5-year Treasury bonds, and the expected volatility was determined using the guideline public company method.  The expected term is based on when management expects the PIK Notes to be redeemed for equity.  The intrinsic value at each measurement date is based on the estimated enterprise value adjusted for net debt, and assumes a redemption of all outstanding PIK at that time.  An average of the allocated value from the Black Scholes option price methodology and the intrinsic value is used to estimate fair value at each measurement date.

The fair value of the PIK Notes upon their issuance resulted in $209,509 in fair value discount. This amount is not reflected in either the Predecessor or Successor consolidated statement of operations. The change in the fair value of the PIK Notes during the Successor period or $6,635 has been recognized in other comprehensive income as the entire change in fair value is attributable to the instrument-specific credit risk of the PIK Notes. In the furture, we expect to measure the fair value of the PIK Notes on a quarterly basis using a similar methodology, unless there is a quoted market price that can be used instead.

Interest on the PIK Notes accrues at the rate of 10.750% per annum and is payable by increasing the principal amount of the PIK Notes. Interest is payable semiannually in arrears for the prior six month period on June 15 and December 15 to the Holders of PIK Notes of record on the immediately preceding June 1 and December 1. Interest on the PIK Notes is accrued and recorded as accrued interest until June 15 and December 15, at which time the accrual is released and the additional principal amount is recorded. Accrued interest for the PIK Notes at December 31, 2018 is $1,571 and is included as a current liability on the Consolidated Balance Sheet.

Senior secured notes payable at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
		Deferred			Deferred
		Issuance			Issuance
		Costs and			Costs and
		Unamortized	Net		Unamortized	Net
	Principal	Discount	Principal	Principal	Discount	Principal
$405,000 Senior Note payable, 10.75%, collateralized by all Guarantor Company assets, semi-annual interest payments with principal due May 2019, extinguished December 2018	$—	$—	$—	$237,290	$1,504	$235,786
$25,000 Senior Note payable, 12.75%, collateralized by all Guarantor Company assets, semi-annual interest payments with principal due May 2020, extinguished December 2018	—	—	—	12,500	160	12,340
	—	—	—	249,790	1,664	248,126
Less current maturities	—	—	—	—	—	—
Long-term portion	$—	$—	$—	$249,790	$1,664	$248,126

The extinguishment of the Senior secured notes on December 12, 2018, resulted in the elimination the remaining deferred financing costs and bond discount.

Lines of credit at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
		Deferred			Deferred
		Issuance	Net		Issuance	Net
	Principal	Costs	Principal	Principal	Costs	Principal
$47,000 Revolving credit, secured, interest rate as defined below, due April 2019, refinanced September 2018, collateralized by all Guarantor Company assets	$—	$—	$—	$47,000	$1,871	$45,129
	—	—	—	47,000	1,871	45,129
Less current maturities	—	—	—	—	—	—
Long-term portion	$—	$—	$—	$47,000	$1,871	$45,129

On September 6, 2018, the Predecessor completed a refinancing of its existing $47,000 revolving credit facility,

with Victory Park Management, LLC (“VPC”), as administrative agent, and certain of VPC’s affiliates as lenders (the

“Existing Credit Facility”). The Predecessor recorded a loss related to the refinancing transaction composed of a prepayment penalty of $8,261 and the write-off of unamortized debt issuance costs of $2,571. The Predecessor entered into a $45,000 revolving credit agreement, dated as of September 6, 2018 (the “Revolving Credit Agreement”), with certain affiliates of VPC and Community Choice Financial Issuer, LLC, a wholly-owned, subsidiary of the Company (“CCF Issuer”). Proceeds from this facility were used, along with borrowings under the Amended Loan and Security Agreement described below, cash on hand and the issuance of New 2019 Notes described below to affiliates of VPC, for the termination and satisfaction in full of the Existing Credit Facility.

The Revolving Credit Agreement matures September 6, 2020, and bears interest at 9.00% per annum. Additionally, it has a make-whole provision and an unused commitment fee of 9.00% per annum, in each case, with respect to the $42,000 portion of the revolving credit facility held by CCF Issuer, which has been eliminated in consolidation. The Revolving Credit Agreement required a repayment to VPC of $3,000 on October 31, 2018 and required the Predecessor to execute a deleveraging transaction on or before November 30, 2018. The Revolving Credit Agreement also contains a cross-default to the existing Indentures, the New Secured Notes described below and the

Amended Loan and Security Agreement described below.

On December 12, 2018, in connection with the closing of the Restructuring, the Revolving Credit Agreement was simultaneously amended and restated. The Amended and Restated Revolving Credit Agreement allows for borrowings of up to $42,000 and has a maturity date of June 15, 2023. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at a rate of 9.00% per annum. All borrowings under the Amended and Restated Revolving Credit Agreement are secured by substantially all of the assets of CCF OpCo, CCF Intermediate Holdings LLC, a Delaware limited liability company, the sole member of CCF OpCo and our wholly owned subsidiary and certain of CCF OpCo’s subsidiaries. The Amended and Restated Credit Agreement is guaranteed by certain subsidiaries of CCF OpCo and is eliminated upon consolidation.

Secured notes payable at December 31, 2018, and December 31, 2017, consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
		Deferred
		Issuance	Net		Net
	Principal	Costs	Principal	Principal	Principal
$42,000 Secured note payable, 9.00%, collateralized by all Guarantor Company assets, due June 2023	$42,000	$—	$42,000	$—	$—
	42,000	—	42,000	—	—
Less current maturities	—	—	—	—	—
Long-term portion	$42,000	$—	$42,000	$—	$—

On September 6, 2018, CCF Issuer entered into an indenture with Community Choice Financial Holdings, LLC,

a wholly-owned subsidiary of the Company, as guarantor, governing the issuance of $42,000 of 9.00% senior secured notes due September 6, 2020 (the “New Secured Notes”). The New Secured Notes were issued as part of a private placement exempt from the registration requirements of the Securities Act of 1933, as amended, to certain significant holders of the Company’s senior secured notes payable. The proceeds from the New Secured Notes were used to fund

$42,000 in loans to the Company pursuant to the Revolving Credit Agreement described above.

On December 12, 2018, in connection with the Restructuring, CCF Issuer issued an aggregate principal amount of $42,000 in Secured Notes to previous holders of Secured Notes. The Secured Notes bear interest at 9.00% per annum and mature on June 15, 2023. Pursuant to the Amended and Restated SPV Indenture, CCF Issuer and Community Choice Holdings each granted a pledge over all of their respective assets. CCF Issuer was also required to pledge its interests in the Amended and Restated Revolving Credit Agreement. The Amended and Restated SPV Indenture also contains restrictive covenants that limit our ability to incur additional indebtedness, pay dividends on or make other distributions or repurchase our capital stock or the capital stock of our subsidiaries, make certain investments, enter into certain types of transactions with affiliates, create liens or merge with or into other companies.

The termination and issuance of Secured Notes, as part of the Restructuring, resulted in the elimination of the remaining deferred financing costs.

 The subsidiary notes payable at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
		Deferred			Deferred
		Issuance	Net		Issuance	Net
	Principal	Costs	Principal	Principal	Costs	Principal
$70,000 Note, secured, 16.75%, collateralized by acquired loans, due April 2020	$70,000	$16	$69,984	$60,000	$744	$59,256
$1,425 Term note, secured, 4.25%, collateralized by financed asset, due July 2019	822	—	822	882	5	877
$1,165 Term note, secured, 4.50%, collateralized by financed asset, due May 2021	1,016	—	1,016	1,076	14	1,062
	71,838	16	71,822	61,958	763	61,195
Less current maturities	884		884	119	1	118
Long-term portion	$70,954	$16	$70,938	$61,839	$762	$61,077

The non-guarantor subsidiaries funding to finance loan acquisitions were the proceeds from $40,000 and $7,300 installment notes. On April 25, 2017, the Company’s non-guarantor and unrestricted subsidiary, CCFI Funding II, LLC, and Ivy Funding Nine, LLC, amended and restated its existing $40,000 note to increase the borrowing capacity up to $60,000.  The $60,000 note has a maturity date of January 2019 and an interest rate of 16.75% and a monthly administrative fee of .0.75% on the outstanding principal balance of the note.  The note also has a cross-default tied to the Company's revolving credit facility, dividend restrictions, borrowing base testing and a cash flow coverage test.  In addition, the note contains make-whole provisions in the event of a prepayment. The proceeds from the amended note will be used to acquire loans from guarantor subsidiaries. In connection with the amendment, the other non-guarantor and unrestricted subsidiary’s, $7,300 note was satisfied in full.

The September 6, 2018, amendment, among other things, increased the administrative fee to 1.2% per annum and increased the interest rate to 17.0% per annum on principal amounts over $60,000. The amendments allow for additional short term loans within the borrowing base and includes additional covenants addressing minimum cash and asset coverage tests, dividend limits, weekly operational reporting requirements, borrowing base reporting and a monthly consolidated EBITDA test.

In addition, in connection with the Restructuring on December 12, 2018, CCFI Funding II LLC, a non‑guarantor subsidiary of CCF OpCo, entered into an amendment to the Amended and Restated Loan and Security Agreement, dated as of April 25, 2017 (as amended, modified or supplemented from time to time, the “Ivy Credit Agreement”) pursuant to which, among other things, our borrowings under the Ivy Credit Agreement were increased from $63,500 to $70,000.

The Restructuring, resulted in the elimination of the deferred financing costs of the subsidiary notes.

The Ivy Credit Agreement was amended on March 18, 2019 to extend the maturity date to April 30, 2020 and establish an interest rate of 16.75% on the entire credit facility.

On July 19, 2014, a guarantor subsidiary of the Company entered in to a $1,425 term note with a non-related entity for the acquisition of a share of an airplane.  We recorded our $1,069 share of the joint note, but both parties are joint and severally liable. The joint note had an outstanding balance of $1,096 at December 31, 2018 and our share of the note was $822.

On May 24, 2016, a guarantor subsidiary of the Company entered into a $1,165 term note for the acquisition of a share of an airplane.

The five-year maturity for all debt arrangements as of December 31, 2018 consisted of the following:

		Twelve months ending December 31,
	Total	2019	2020	2021	2022	2023	Thereafter
Senior PIK notes
Principal	$276,940	$—	$—	$—	$—	$276,940	$—
Total senior PIK notes	276,940	—	—	—	—	276,940	—
Borrowings under secured notes
Principal	42,000	—	—	—	—	42,000	—
Total borrowings under secured notes	42,000	—	—	—	—	42,000	—
Subsidiary note payable
Principal	71,838	884	70,060	894		—	—
Total subsidiary note payable	71,838	884	70,060	894	—	—	—
Total	$390,778	$884	$70,060	$894	$—	$318,940	$—